Accounts Receivable, Net	6 Months Ended
Mar. 31, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable consists of the following:

	As of
	March 31, 2024	September 30, 2023
	(Unaudited)
Accounts receivable	$14,470,157	$11,014,909
Less: allowance for doubtful accounts	(85,929)	(347,306)
Accounts receivable, net	$14,384,228	$10,667,603

The Company’s accounts receivable primarily includes the balance due from customers when the Company’s pharmaceutical products are sold and delivered to customers. As of date of this report, approximately 81.0%, or $11.7 million, of the Company’s net account receivable balance as of March 31, 2024 has been subsequently collected, and the remaining balance is expected to be substantially collected before September 30, 2024.

Allowance for doubtful accounts movement is as follows:

	As of
	March 31, 2024	September 30, 2023
	(Unaudited)
Beginning balance	$347,306	$791,827
Additions	-	-
Bad debt recovery	(265,530)	(439,327)
Foreign currency translation adjustments	4,153	(5,194)
Ending balance	$85,929	$347,306